Balance Sheet Components Account and Financing Receivanles, net (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Account and financing receivables, net
Accounts receivable	$ 251,853	$ 256,131
Financing receivables	46,238	0
Allowance for doubtful accounts and credit losses	(16,918)	(5,663)	$ (4,841)	$ (3,976)
Accounts receivable, net	$ 281,173	$ 250,468